Financial Risk Management - Foreign Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Canadian Dollars (C$)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net financial assets and liabilities	$ (15,664)	$ (26,383)
Impact of a 10% Change	(1,425)	(2,638)
Colombian Peso (COP)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net financial assets and liabilities	11,301	(19,257)
Impact of a 10% Change	1,027	(1,926)
Guyanese Dollar (GYD)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net financial assets and liabilities	100	(2,498)
Impact of a 10% Change	$ 9	$ (250)